Construction in Progress (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Construction in progress [line items]
As at 1 January	¥ 1,815,549,000
As at 31 December	1,710,124,000	¥ 1,815,549,000
Construction in progress [member]
Construction in progress [line items]
As at 1 January	1,815,549,000	1,559,401,000
Additions	1,444,888,000	1,380,254,000
Transferred to property plant and equipment	(1,550,313,000)	(1,123,620,000)
Impairment loss	0	(486,000)
As at 31 December	1,710,124,000	1,815,549,000	¥ 1,559,401,000
Impairment loss in construction in progress	24,486,000	34,661,000
Impairment write-off due to the disposal of construction in progress	10,175,000	0	0
Capitalized borrowing costs	¥ 8,292,000	¥ 5,594,000	¥ 5,179,000
Weighted average rate of capitalized borrowing costs	2.79%	3.35%	3.63%